EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Common Share
Schedule of reconciliation of the numerator and denominator of the basic and diluted earnings per common share computation

	Six months		Three months
	Ended June 30,		Ended June 30,
(In thousands, except price per share)	2013	2012	2013	2012
Numerator (Net income available to common shareholders)	$2,241	$1,390	$1,203	$760
Denominator
Weighted average common shares outstanding for:
Basic earnings per share	5,274	3,319	5,292	3,329
Dilutive securities:
Warrants — Treasury stock method	38	24	37	28
Diluted earnings per share	5,312	3,343	5,329	3,357
The average market price used in calculating assumed number of shares	$9.15	$7.63	$9.05	$7.99

	Year ended December 31,
(Amounts in thousands)	2012	2011	2010
Numerator (Included in basic and diluted earnings per share)	$3,292	$2,654	$1,190

Denominator
Weighted average common shares outstanding for:
Basic earnings common per share	4,144	3,287	3,262
Dilutive securities:
Warrants—Treasury stock method	28	—	—

Diluted common share outstanding	4,172	3,287	3,262

The average market price used in calculating assumed number of shares	$7.98	$6.34	$5.78